UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2004

Check here if Amendment [ ]; Amendment Number: ___
  This Amendment (Check only one.):    [ ] is a restatement.
                                       [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Mason Capital Management, LLC
Address:   110 East 59th Street, 30th Floor
           New York, NY 10022

Form 13F File Number: 28-10413
                         -----

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      John Grizzetti
Title:     Chief Financial Officer
Phone:     (212) 771-1232

Signature, Place, and Date of Signing:

                                     New York, New York      February 11, 2005
--------------------------------   ----------------------   -------------------
/s/ by ____________________ with        [City, State]              [Date]
    Express Permission

Report Type* (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

----------
* Reports Holdings for which confidential treatment is required.


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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:              0
                                          ------------

Form 13F Information Table Entry Total:        29
                                          ------------

Form 13F Information Table Value Total:     $337,897
                                          ------------
                                          (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE


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                                                     FORM 13F INFORMATION TABLE

      COLUMN 1             COLUMN 2       COLUMN 3   COLUMN 4          COLUMN 5          COLUMN 6   COLUMN 7        COLUMN 8
---------------------------------------------------------------------------------------------------------------------------------
                                                      VALUE     SHRS OR          PUT/   INVESTMENT   [OTHER     VOTING AUTHORITY
   NAME OF ISSUER       TITLE OF CLASS      CUSIP    (X$1000)   PRN AMT  SH/PRN  CALL   DISCRETION  MANAGERS]  SOLE  SHARED  NONE
   --------------       --------------      -----    --------   -------  ------  ----   ----------  ---------  ----  ------  ----
ALCAN INC.              COMMON STOCK      013716105   12,260     250,000                  SOLE                   X

ALTRIA GROUP INC.       COMMON STOCK      02209S103   15,581     255,000                  SOLE                   X

CABLEVISION             COMMON STOCK      05548G102   17,430     700,000                  SOLE                   X
SYSTEMS CORP.

CONSECO, INC.           PREFERRED STOCK   208464123      391     130,741                  SOLE                   X
27.6000 EXP 09/10/2008

BKF CAP GROUP INC CMN   COMMON STOCK      05548G102    9,217     243,200                  SOLE                   X

CRYSTALLEX INTL CORP.   COMMON STOCK      22942F101    1,913     532,900                  SOLE                   X

CYBERONICS INC          COMMON STOCK      23251P102    4,144     200,000                  SOLE                   X

FLYI INC.               COMMON STOCK      34407T104    1,770   1,000,000                  SOLE                   X

GOLAR LNG LTD CMN       COMMON STOCK      G9456A100   13,306     893,600                  SOLE                   X


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GOLDEN ENTERPRISES      COMMON STOCK      381010107      349     126,400                  SOLE                   X

GREY GLOBAL GROUP       COMMON STOCK      39787M108   46,750      42,500                  SOLE                   X
INC CMN

GREY GLOBAL GROUP       CONVERTIBLE BOND  39787M1AB4  12,975  10,000,000                  SOLE
INC CMN

HAWAIIAN HOLDINGS       COMMON STOCK      419879101    3,415     500,000                  SOLE                   X
INC CMN

HOLLYWOOD               COMMON STOCK      436141105    9,032     690,000                  SOLE                   X
ENTERTAINMENT CORP.

KING PHARAMACEUTICALS   COMMON STOCK      495582108   13,640   1,100,000                  SOLE                   X
INC.

OCCULOGIX, INC.         COMMON STOCK      67461T107    3,417     335,000                  SOLE                   X

PEOPLESOFT INC CMN      COMMON STOCK      712713106   20,045     756,690                  SOLE                   X

PFIZER INC.             COMMON STOCK      717081103   11,428     425,000                  SOLE                   X

PRICE COMMUNICATIONS    COMMON STOCK      741437305    1,952     105,000                  SOLE                   X
CORP NEW CMN

RAMBUS INC CMN          COMMON STOCK      750917106   11,500     500,000                  SOLE                   X

SCHERING-PLOUGH CORP.   COMMON STOCK      806605101   30,798   1,475,000                  SOLE                   X


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SEARS ROEBUCK & CO.     COMMON STOCK      812387108   17,350     340,000                  SOLE                   X

STELMAR SHIPPING LTD.   COMMON STOCK      V8726M103   14,313     300,000                  SOLE                   X

TLC VISION CORP CMN     COMMON STOCK      872549100   38,346   3,680,000                  SOLE                   X

USA MOBILITY INC.       COMMON STOCK      90341G103    6,769     191,700                  SOLE                   X

VIAD CORP CMN           COMMON STOCK      92552R406   14,288     501,500                  SOLE                   X

W.R. GRACE & CO         COMMON STOCK      38388F108    5,444     400,000                  SOLE                   X
(NEW) CMN

PUT/CPN(YLNMZ)          OPTION            1313419MZ       36       1,194         PUT      SOLE
@ 2.5  EXP01/21/2006

PUT/RIMM(RUPMJ)         OPTION            7609769MJ       38       5,000         PUT      SOLE
@ 50   EXP01/22/2005
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